INTEGRITY GROWTH & INCOME FUND
INTEGRITY GROWTH & INCOME FUND—FUND SUMMARY
Investment Objectives
The Fund seeks to provide long-term growth of capital with
dividend income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” on page 43 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 46 of the prospectus and “Purchase and Redemption of Shares” on page B-50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INTEGRITY GROWTH & INCOME FUND	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INTEGRITY GROWTH & INCOME FUND		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.67%	0.68%	0.70%
Total Annual Fund Operating Expenses		1.92%	2.68%	1.70%
Fee Waivers and Expense Reimbursements	[1]	(0.67%)	(0.68%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.25%	2.00%	1.00%
[1]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2018 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.25% of average daily net assets for Class A shares, 2.00% of average daily net assets for Class C shares and 1.00% of Class I shares. This expense limitation agreement may only be terminated or modified prior to April 30, 2018 with the approval of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement currently in place is not renewed beyond April 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example - INTEGRITY GROWTH & INCOME FUND - USD ($)	Class A Shares	Class C Shares	Class I Shares
1 Year	$ 622	$ 305	$ 103
3 Years	1,024	796	478
5 Years	1,468	1,448	891
10 Years	$ 2,786	$ 3,385	$ 2,120

No Redemption
Expense Example, No Redemption - INTEGRITY GROWTH & INCOME FUND - USD ($)	Class A Shares	Class C Shares	Class I Shares
1 Year	$ 622	$ 205	$ 103
3 Years	1,024	796	478
5 Years	1,468	1,448	891
10 Years	$ 2,786	$ 3,385	$ 2,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.94% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation.

The Fund may invest in companies of any size. The Fund’s investment adviser, Viking Fund Management, LLC (the “Investment Adviser”) makes its investment decisions utilizing a top-down approach which focuses on sector weightings given the Investment Adviser’s broader economic and market outlook. Individual companies are then selected by considering a number of factors that may include, but are not limited to, revenue growth, earnings growth rate, dividend yield, cash flow growth rate, price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples, strength of balance sheet, and price momentum. Subject to its attention to ethical investment criteria described below, the Fund is not constrained by investments in any particular segment of the stock market.

The Investment Adviser tries to emphasize companies that it believes both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund’s ethical investment criteria. The Fund seeks to invest in companies that the Investment Adviser believes exhibit positive accomplishments with respect to one or more of the ethical factors.

Ethical factors considered may include:
  fairness of employment policies and labor relations;
  involvement in the community;
  efforts and strategies to minimize the negative impact of business activities and products on the environment and to embrace alternatives to reduce polluting and unnecessary animal suffering; and
  management and board governance.
In addition, the Investment Adviser takes environmental, social, and governance (ESG) factors into account, and does not intend to invest in companies that it believes derive revenue from gambling, firearms, pornography, or from the production of alcohol or tobacco.

The Fund’s portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.
Principal Risks
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate, at times dramatically, and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Style Risk: The Fund is managed according to an investment strategy that at times reflects either growth or value style investing, and therefore is subject to the risks associated with these styles. One risk is that a growth investing style may fall out of favor with investors for a period of time during which the Fund may underperform other funds that employ a different style. In addition, growth stocks typically are more volatile than value stocks due to their relatively high valuations and sensitivity to investor perceptions of the issuer’s growth potential. As a result, the price of a growth stock may experience a larger decline on a forecast of lower earnings or other negative development, than would a value stock. Furthermore, because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund. Additionally, the events that the Investment Adviser believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Dividend Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders could decline when dividend income from the dividend-paying stocks in the Fund’s portfolio declines. Investments in dividend-paying stocks involve the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund’s ability to generate income.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Market Valuation Risk: Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies’ stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

Ethical Investment Risk: The Fund’s ethical investment criteria could cause it to underperform similar funds that do not have such criteria. Among the reasons for this are: ethically aware companies could fall out of favor with investors or fail to perform as well as companies that do not fit the Fund’s ethical investment criteria; stocks that do not meet the ethical investment criteria could outperform those that do; and the ethical investment criteria could cause the Fund to sell or avoid stocks that subsequently perform well.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The table below shows the Fund’s average annual total returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from February 1, 2007 to July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc. (“Integrity Money Management”). The results from April 25, 2005 to January 31, 2007 were achieved while the Fund was managed by Integrity Money Management and IPS Advisory, Inc., the Fund’s sub-adviser. The results prior to April 25, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques.

The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, if any, that were in effect for the periods shown, which would reduce returns for such periods.
Per Share Total Return per Calendar Year (Class A Shares)

During the ten-year period shown in the bar chart, the highest return for a quarter was 14.15% (quarter ended March 30, 2012) and the lowest return for a quarter was -18.52% (quarter ended September 30, 2011).
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The total returns below have been restated to reflect sales charges which became effective as of May 1, 2011.

Performance information is not shown for Class I shares, which have not been offered for a full calendar year.
Average Annual Total Returns (for the periods ended December 30, 2016)
Average Annual Total Returns - INTEGRITY GROWTH & INCOME FUND	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A	4.32%	9.47%	5.33%	8.01%		Jan. 03, 1995
Class A | Return After Taxes On Distributions	3.76%	8.04%	4.56%	7.56%		Jan. 03, 1995
Class A | Return After Taxes On Distributions and Sale of Fund Shares	3.29%	7.25%	4.13%	6.83%		Jan. 03, 1995
Class C	8.18%			0.89%	[1]	Aug. 03, 2015
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%	9.54%		Jan. 03, 1995
[1]	Since inception returns for Class C shares reflect the inception date of August 3, 2015.